Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Notes Payable

Note 7 – Notes Payable

Notes payable are as follows:

	September 30,	December 31,
	2025	2024
Note payable to a bank, interest at 6.75%, due in monthly installments of principal and interest, matures August 15, 2039, secured by a boat, assumed by a related party as part of the spinoff of D2F (see Note 8).	$—	$119,452
Note payable to a bank, interest at 7.49%, due in monthly installments of principal and interest, maturing March 15, 2037, secured by a boat, & repaid in full during the second quarter of 2025.	—	7,832
Total notes payable	—	127,284
Less: current portion of notes payable	—	(12,515)
Notes Payable, Net Current Portion	$—	$114,769

Note 7 – Notes Payable

Notes payable are as follows:

	December 31,	December 31,
	2024	2023
Note payable to a bank, interest at 6.75%, due in monthly installments of principal and interest, matures August 15, 2039, secured by a boat.	$119,452	$130,212
Note payable to a bank, interest at 7.49%, due in monthly installments of principal and interest, matures March 15, 2037, secured by a boat.	7,832	20,270
Note payable to seller (a related party), interest at 7.25%, due August 15, 2025, secured by membership interest in Down 2 Fish Charters, LLC.	700,000	700,000
Note payable to majority shareholder, interest at 5.00%, matures January 31, 2026, unsecured.	300,000	—
Note payable to majority shareholder, bearing no interest, matures January 31, 2026, unsecured.	50,000	—
Note payable to majority shareholder, bearing no interest, with various maturities, unsecured.	—	112,000
Note payable to a related party, bearing no interest, matures December 31, 2025, unsecured.	24,644	33,144
Note payable to a related party, bearing no interest, matures December 31, 2025, unsecured.	10,000	10,000
Note payable to a related party, bearing no interest, matures December 31, 2025, unsecured.	26,000	26,000
Total Notes Payable	1,237,928	1,031,626
Less: Current Portion of Notes Payable	(12,515)	(79,438)
Less: Current Portion of Related-Party Notes Payable	(760,644)	(112,000)
Notes Payable, Net of Current Portion	$464,769	$840,188

Principal maturities of notes payable are as follows:

Year	Amount
2025	$773,159
2026	358,199
2027	7,120
2028	7,597
2029	8,145
Thereafter	83,708
Total	$1,237,928